Fair Value of Financial Instruments (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Line Items]
Net derivative asset	$ 467,687	$ 467,687	$ 106,397	$ 467,687
Discount rate			15.00%
Maturity period			3 years
Loss on change in fair value			$ 192,744
Dilutive offering price (in Dollars per share)		$ 5
Forward purchase agreement estimate rate		50.00%
Estimated fair value of the warrants	(187,704)		$ 804,004
Warrant [Member]
Fair Value of Financial Instruments [Line Items]
Discount rate			15.00%
Fair value of the warrant liabilities	$ 4,506,312	$ 4,506,312	$ 409,334	4,506,312
Estimated fair value of the warrants			5,681,849	$ 4,777,971
Minimum [Member]
Fair Value of Financial Instruments [Line Items]
Aggregate fair value			698,620
Maximum [Member]
Fair Value of Financial Instruments [Line Items]
Aggregate fair value			$ 891,364
Class A Common Stock [Member]
Fair Value of Financial Instruments [Line Items]
Restricted shares (in Shares)			450,000
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments [Line Items]
Fair value amount			$ 450,000